COMMITMENTS AND CONTINGENCIES (Details 4)	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Weighted verage emaining ease term (years), Operating leases	3 years 3 days
Average discount rate at operating leases	6.76%